Vanguard Long-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	6.125%	8/15/29	10,322	14,073
United States Treasury Note/Bond	6.250%	5/15/30	11,138	15,562
United States Treasury Note/Bond	5.375%	2/15/31	22,245	29,558
United States Treasury Note/Bond	4.500%	2/15/36	26,802	34,981
United States Treasury Note/Bond	4.750%	2/15/37	7,821	10,588
United States Treasury Note/Bond	5.000%	5/15/37	8,593	11,980
United States Treasury Note/Bond	4.375%	2/15/38	9,369	12,250
United States Treasury Note/Bond	4.500%	5/15/38	11,885	15,792
United States Treasury Note/Bond	3.500%	2/15/39	36,851	43,265
United States Treasury Note/Bond	4.250%	5/15/39	18,672	24,166
United States Treasury Note/Bond	4.500%	8/15/39	21,264	28,424
United States Treasury Note/Bond	4.375%	11/15/39	22,816	30,046
United States Treasury Note/Bond	4.625%	2/15/40	31,224	42,445
United States Treasury Note/Bond	4.375%	5/15/40	23,631	31,160
United States Treasury Note/Bond	3.875%	8/15/40	31,118	38,465
United States Treasury Note/Bond	4.250%	11/15/40	28,570	37,132
United States Treasury Note/Bond	4.750%	2/15/41	26,463	36,680
United States Treasury Note/Bond	4.375%	5/15/41	22,535	29,816
United States Treasury Note/Bond	3.750%	8/15/41	25,132	30,555
United States Treasury Note/Bond	3.125%	11/15/41	16,186	17,934
United States Treasury Note/Bond	3.125%	2/15/42	28,618	31,686
United States Treasury Note/Bond	3.000%	5/15/42	28,417	30,815
United States Treasury Note/Bond	2.750%	8/15/42	45,227	46,994
United States Treasury Note/Bond	2.750%	11/15/42	51,304	53,260
United States Treasury Note/Bond	3.125%	2/15/43	45,478	50,246
United States Treasury Note/Bond	2.875%	5/15/43	73,995	78,411
United States Treasury Note/Bond	3.625%	8/15/43	53,230	63,701
United States Treasury Note/Bond	3.750%	11/15/43	75,215	91,775
United States Treasury Note/Bond	3.625%	2/15/44	80,138	95,978
United States Treasury Note/Bond	3.375%	5/15/44	62,588	72,113
United States Treasury Note/Bond	3.125%	8/15/44	74,082	81,930
United States Treasury Note/Bond	3.000%	11/15/44	84,827	91,878
United States Treasury Note/Bond	2.500%	2/15/45	61,744	61,001
United States Treasury Note/Bond	3.000%	5/15/45	56,568	61,359
United States Treasury Note/Bond	2.875%	8/15/45	63,911	67,746
United States Treasury Note/Bond	3.000%	11/15/45	74,832	81,216
United States Treasury Note/Bond	2.500%	2/15/46	54,807	54,070
United States Treasury Note/Bond	2.500%	5/15/46	73,574	72,540
United States Treasury Note/Bond	2.250%	8/15/46	60,146	56,330
United States Treasury Note/Bond	2.875%	11/15/46	58,681	62,257
United States Treasury Note/Bond	3.000%	2/15/47	62,580	68,026
United States Treasury Note/Bond	3.000%	5/15/47	70,125	76,173
United States Treasury Note/Bond	2.750%	8/15/47	53,996	55,869
United States Treasury Note/Bond	2.750%	11/15/47	69,655	72,071
United States Treasury Note/Bond	3.000%	2/15/48	64,094	69,572
United States Treasury Note/Bond	3.125%	5/15/48	75,330	83,769
United States Treasury Note/Bond	3.000%	8/15/48	83,000	90,184
United States Treasury Note/Bond	3.375%	11/15/48	91,230	106,440
United States Treasury Note/Bond	3.000%	2/15/49	87,325	95,075

United States Treasury Note/Bond	2.875%	5/15/49	28,000	29,763
Total U.S. Government and Agency Obligations (Cost $2,449,748)				2,587,120

			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1 Vanguard Market Liquidity Fund
(Cost $18,413)	2.527%		184,113	18,415
Total Investments (100.2%) (Cost $2,468,161)				2,605,535
Other Assets and Liabilities-Net (-0.2%)				(5,066)
Net Assets (100%)				2,600,469
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,587,120	—
Temporary Cash Investments	18,415	—	—
Total	18,415	2,587,120	—